Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Cash Flows (Abstract)
Net income/loss	$ 63,323	$ (132,336)	$ 95,298
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	235,473	224,479	162,532
Loss from disposal of assets	0	133	754
Amortization of deferred financing fees	38,797	12,944	17,778
Net amortization of fair value of acquired drilling contracts	0	0	1,170
Amortization of cash flow hedge reserve	0	22,904	9,816
Interest income on restricted cash related to drillships	0	0	(4,318)
Change in fair value of derivatives	(44,383)	(16,063)	(15,114)
Amortization of stock based compensation	3,634	613	0
Other non cash items	0	16,961	12,817
Changes in operating assets and liabilities:
Trade accounts receivable	(141,842)	(24,040)	(98,937)
Other current and non-current assets	(41,318)	(56,938)	(48,409)
Deferred taxes	0	0	(209)
Accouns payable and other current and non-current liabilities	27,435	46,741	29,289
Accrued liabilities	57,251	52,253	59,002
Deferred revenue	134,638	97,552	3,693
Security deposits for derivatives	0	33,100	45,500
Net Cash Provided by Operating Activities	333,008	278,303	270,662
Cash Flows from Investing Activities:
Advances for drillships under construction and related costs	(232,834)	(212,185)	(1,864,862)
Drilling rigs, drillships machinery, equipment and other improvements/ upgrades	(1,050,530)	(97,869)	(81,662)
Proceeds from sale of assets	0	180	12
(Increase) / decrease in restricted cash	139,134	(10,595)	385,011
Net Cash Used in Investing Activities	(1,144,230)	(320,469)	(1,561,501)
Cash Flows from Financing Activities:
Proceeds from short/long-term credit facilities, term loans and senior notes	2,800,000	800,000	2,420,476
Proceeds from intercompany loan	0	0	175,500
Principal payments and repayments of short/long-term debt	(1,622,250)	(671,667)	(926,666)
Repayment of intercompany loan	0	0	(175,500)
Payment of financing costs, net	(78,427)	(19,679)	(47,800)
Net Cash Provided by Financing Activities	1,099,323	108,654	1,446,010
Net increase in cash and cash equivalents	288,101	66,488	155,171
Cash and cash equivalents at beginning of years	317,366	250,878	95,707
Cash and cash equivalents at end of years	605,467	317,366	250,878
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	113,337	73,219	32,164
Income taxes	50,392	45,450	23,199
Non cash financing and investing activities:
Issuance of non-vested shares	$ 2	$ 0	$ 0